Statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Statement Of Cash Flows Disclosure [Abstract]
Statements of detailed information of cash flow

	2017	2016

Changes in non-cash working capital:
Accounts receivable	$(174,613)	$1,529
Inventories	299,980	(73,833)
Supplies and prepaid expenses	15,436	10,867
Accounts payable and accrued liabilities	(64,689)	(17,989)
Reclamation payments	(14,334)	(13,507)
Amortization of purchase price allocation	(2,996)	27,848
Other	28,273	(4,049)

Other operating items	$87,057	$(69,134)

Reconciliation of liabilities arising from financing activities

	Long-term	Interest	Dividends	Share
	debt	payable	payable	capital	Total

Balance at January 1, 2017	$1,493,327	$12,401	$39,579	$1,862,646	$3,407,953
Changes from financing cash flows:
Dividends paid	-	-	(158,297)	-	(158,297)
Interest paid	-	(69,498)	-	-	(69,498)
Shares issued, stock option plan	-	-	-	4	4

Total cash changes	-	(69,498)	(158,297)	4	(227,791)

Non-cash changes:
Amorization of issue costs	1,144	-	-	-	1,144
Dividends declared	-	-	158,297	-	158,297
Interest expense	-	72,067	-	-	72,067
Shares issued, stock option plan	-	-	-	2	2

Total non-cash changes	1,144	72,067	158,297	2	231,510

Balance at December 31, 2017	$1,494,471	$14,970	$39,579	$1,862,652	$3,411,672